Medium-term notes (Details) $ in Thousands, ¥ in Millions				7 Months Ended	12 Months Ended
	Jun. 08, 2016 USD ($)	Jun. 08, 2016 CNY (¥)	Jun. 08, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 08, 2016 CNY (¥)	Jun. 08, 2016 USD ($)
Movement of the short-term and medium-term notes
Interest charged					$ 25,543	$ 17,793	$ 11,879
Foreign exchange gain					12,694	1,640	$ 26,349
Medium-term notes
Disclosure of detailed information about borrowings [line items]
Term of notes		3 years	3 years
Principal amount								¥ 1,500.0	$ 226,162
Coupon interest rate								3.35%	3.35%
Transaction cost	$ (2,226)
Notes payable as at the issue date	223,936	¥ 1,485.2	$ 223,936	$ 223,936	214,502	214,502		¥ 1,485.2	$ 223,936
Movement of the short-term and medium-term notes
As at the date of issue				223,936	214,502
Interest charged				4,625	8,185
Interest payable recognized in 2016				(4,225)	(7,450)
Foreign exchange gain				(9,834)	13,246
At the year end	$ 223,936	¥ 1,485.2	$ 223,936	$ 214,502	$ 228,483	$ 214,502